Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF THE PLAN
The following summary of the Morgan Stanley 401(k) Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for more complete information. Terms used in this description have the same meaning as in the Plan document.

General — The Plan is a profit-sharing plan that includes a “qualified cash or deferred arrangement” as described in Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”), and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan’s interest in the Morgan Stanley Stock Fund is designated as an employee stock ownership plan within the meaning of Code section 4975(e)(7) to the extent provided in the Plan.

Morgan Stanley Domestic Holdings, LLC, (the “Plan Sponsor”), is a limited liability company wholly-owned by Morgan Stanley Capital Management, LLC (“MSCM”), a limited liability company whose sole member is Morgan Stanley (the “Company”). The Plan Sponsor has delegated certain functions to Morgan Stanley Services Group Inc. (“MSSG”), a corporation wholly-owned by MSCM. The Company’s Chief Human Resources Officer or his or her delegate (the “Plan Administrator”) has the authority to control and manage the operation and administration of the Plan, make rules and regulations, and take actions to administer the Plan. The Plan Administrator has delegated certain operational and administrative responsibilities to certain employees in the Company’s Human Resources department.

All of the Plan’s investments are held in a trust account at The Northern Trust Company (the “Trustee”).

Eligibility — U.S. benefits-eligible employees, generally defined as full-time, part-time and hourly employees of participating companies, are eligible to participate in the Plan.

Individuals who are (a) classified by a participating company as non-U.S. benefits-eligible workers, interns, summer associates, contingent workers, leased workers, independent contractors or consultants, regardless of whether or not such classification is subsequently upheld for any purpose by a court or federal, state or local administrative authority; (b) covered by a collective bargaining agreement with respect to which a participating company is a party, unless such agreement provides for participation in the Plan; or (c) Puerto Rico residents, are not eligible to participate in the Plan.

Eligible participants who terminate employment and are later rehired by a participating company may participate in the Plan immediately upon rehire.

Employee Contributions — Eligible participants may elect to contribute before-tax and/or Roth after-tax contributions of 1% to 50% of eligible pay subject to Code limits ($23,500 for 2025). Those participants who have attained at least age 50 by the end of 2025 may elect an additional before-tax or Roth after-tax “Catch-Up Contribution” of 1% to 50% of eligible pay, subject to Code limits ($7,500 for participants who are ages 50 years to 59 years or 64 years and older, and $11,250 for participants who are ages 60 years to 63 years for 2025).

Certain eligible participants may also elect to contribute non-Roth after-tax contributions of 1% to 50% of eligible earnings. Participants eligible to make non-Roth after-tax contributions include eligible employees considered to be non-highly compensated employees from the prior plan year. Highly compensated employees from 2024 (employees who earned $286,698.06 or more during 2023) are permitted to elect to contribute non-Roth after-tax contributions of 1% to 9% of eligible earnings during 2025. Participants may also contribute eligible rollover distributions from other qualified retirement plans, excluding other qualified plans sponsored by the Company and its affiliates. All contributions are subject to certain Code limitations.

Company Contributions — In addition to the eligibility requirements for each type of Company Contribution described below, to be eligible for Company Contributions for any given Plan Year, a participant must be actively at work or on an authorized leave of absence on December 31 or, during the year, have terminated employment because of Retirement, Release, Total and Permanent Disability (each as defined by the Plan) or died. Company Contributions are generally credited to participant accounts during the first quarter of the year following the calendar year for which the contribution amounts are determined.

Company Match: For employees (except Senior Advisors and Advisory Directors (or equivalent titles) each as defined in the Plan) with eligible pay of $275,001 or less and who are not eligible to receive a Fixed Contribution (as described below), the Plan-provided Company Match for the year ended December 31, 2025 (“2025 Company Match”) was one dollar for each dollar of before-tax and/or Roth after-tax contributions that eligible participants contributed to the Plan, up to a maximum of 5% of eligible pay. For these employees, the maximum 2025 Company Match was $13,750.

For employees with eligible pay of $100,001 or less who are eligible to receive a Fixed Contribution or employees with eligible pay over $275,001, the Plan-provided 2025 Company Match was one dollar for each dollar of before-tax or Roth after-tax contributions that eligible participants contributed to the Plan, up to a maximum of 4% of eligible pay, up to the Code limit of $350,000. For these employees, the maximum 2025 Company Match was $14,000.

The Company Match is made at the discretion of the Plan Sponsor. The 2025 Company Match contributions were invested according to each participant’s investment elections on file or in a default fund or funds, as selected by the Plan Administrator. The 2025 Company Match was $409,290,441 of which $8,620,349 was covered by forfeitures held by the Plan. The 2024 Company Match was $392,290,569 of which $9,010,409 was covered by forfeitures held by the Plan. Contributions are recorded as Employer contributions receivable on the Company’s balance sheet and are generally paid in the first quarter following the year of accrual.

Fixed Contribution: Eligible employees with annualized base pay and eligible annual pay of $100,001 or less and who are not employed as Financial Advisors, Producing Assistant Branch Managers, Producing Branch Managers, or Producing Sales Managers (or equivalent title), Advisory Directors or Senior Advisors (or equivalent title) at December 31 or who are not classified as Saxon employees of Morgan Stanley’s U.S. Residential Mortgage Business receive a Fixed Contribution of 2% of eligible pay regardless of whether they contribute to the Plan or receive a Company Match. The 2025 Fixed Contribution of $13,762,833 was recorded as Employer contributions receivable at December 31, 2025 and paid in cash by the Company in Q1 2026. The 2024 Fixed Contribution of $14,425,275 was recorded as Employer contributions receivable at December 31, 2024 and paid in cash by the Company in Q1 2025.

Participant Accounts — Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, allocations of Company Contributions and Plan earnings, and charged with an allocation of Plan losses and administrative expenses not otherwise paid by the Plan Sponsor, and reduced by the amount of any benefit payments to such participant. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investments — Participants direct the investment of their contributions into various investment options offered by the Plan, which are subject to change from time to time. At December 31, 2025, the
Plan offered mutual funds, commingled or collective trust funds, an employer stock fund, and separately managed accounts (“Separate Accounts”).

The Plan is intended to meet the requirements of Section 404(c) of ERISA, with the result that participants, and no other fiduciaries, are responsible for the investment of their Plan accounts.

Employer Stock Provisions — The Morgan Stanley Stock Fund is invested primarily in “employer securities” (as defined in the Code), is designated an employee stock ownership plan to the extent provided in the Plan, and is subject to additional plan provisions, including the ability of eligible participants to elect to receive current cash dividend distributions relating to the Morgan Stanley Stock Fund.

Voting and Tender Rights — Each participant may direct a vote on shares of Company common stock in the Morgan Stanley Stock Fund that are allocated to his or her Plan account. Each participant is to be notified prior to the time that voting rights are to be exercised. Unvoted shares, including shares held in the Plan’s forfeiture account, are to be voted in the same proportion as the total actual votes cast by participants with respect to shares held in the Morgan Stanley Stock Fund for or against the matter under consideration. Similar rules apply to tender or other similar rights appurtenant to Company common stock held in the Morgan Stanley Stock Fund, except that shares for which no tender direction is given by the participant will not be tendered. If there is a tender for less than all shares or if there are more tender directions than can be satisfied, participant shares are to be tendered on a pro rata basis.

Vesting — Participants are vested immediately in their Employee Contributions plus earnings thereon. Generally, participants are vested in any Company Contributions upon the earlier of: (i) completion of 3 years of service, or (ii) termination of employment due to death, Retirement, Release or Total and Permanent Disability, each as defined by the Plan. There is no partial vesting. A participant is always fully vested in dividends paid with respect to the Morgan Stanley Stock Fund.

Other — Certain reservists and persons who provide military service are entitled to additional rights under the Plan. Additional rules apply in the event that the Plan becomes top-heavy as described in the Code.

Forfeitures — The unvested portion of a participant’s account may be forfeited on termination of such participant’s employment for specified reasons. Forfeitures will be used to reduce the year-end Company Contributions and pay certain Plan expenses.

Notes Receivable from Participants — Generally, a participant may borrow a total of up to the lesser of $50,000 or 50% of his/her vested Plan account. A participant may have a maximum of two outstanding loans at a time.

Payment of Benefits — Participants may elect to receive all or a portion of their vested account balance following termination of employment.

Participants may withdraw any vested amount allocated to their accounts while in service after attaining age 59.5 years. In the event of a hardship (as defined in the Plan), participants regardless of age may withdraw their vested Employee and Company Contributions to the extent permitted by the Plan. Voluntary Employee Contributions made before 1984 and after-tax Employee Contributions made after 1983 also may be withdrawn in service without regard to the participant’s age, subject to Plan terms. Payments are made in cash and/or in-kind in shares of Morgan Stanley stock at the direction of the participant. There is no limit on the number of non-hardship withdrawals.
To the extent a participant elects to receive his or her vested interest in the Morgan Stanley Stock Fund in-kind, shares are recorded electronically in book entry form on the records of the Company’s transfer agent, Broadridge Corporate Issuer Solutions, LLC.

Plan Termination — Although it has not expressed any intent to do so, the Plan Sponsor (or its delegate, MSSG) has the right under the Plan to terminate the Plan subject to the provisions of ERISA. In such event, participants become fully vested in any Company Contributions to the extent required by the Code.